Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income (loss)	$ (20,194,000)	$ (12,403,000)	$ (12,044,000)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	2,938,000	1,174,000	799,000
Change in fair value of deferred compensation plan	10,410,000	(2,127,000)	(8,608,000)
Realized and unrealized (gain) loss on investment in unconsolidated entity, net	0	1,460,000	2,141,000
Equity-based compensation	8,469,000	11,573,000	15,609,000
Excess tax (benefit) deficiency on equity-based compensation	0	284,000	(1,096,000)
Deferred tax expense (benefit)	6,002,000	(2,075,000)	(4,242,000)
Contingent consideration	1,066,000	0	0
Impairment	1,072,000	0	0
(Gain) loss on sale of furniture, fixtures and equipment	279,000	0	0
Amortization of loan costs	39,000	0	0
Realized and unrealized (gain) loss on investments, net	91,000	7,787,000	(7,600,000)
Purchases of investments in securities	0	(153,259,000)	(174,812,000)
Sales of investments in securities	0	225,470,000	212,953,000
Distributions from investment in unconsolidated entity	0	0	24,000
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Prepaid expenses and other	(128,000)	604,000	(1,196,000)
Accounts receivable	(725,000)	234,000	(250,000)
Inventories	(205,000)	0	0
Other assets	190,000	0	0
Accounts payable and accrued expenses	1,575,000	4,791,000	2,725,000
Due to affiliates	689,000	(290,000)	(296,000)
Other liabilities	(676,000)	4,068,000	2,347,000
Deferred income	7,746,000	3,886,000	629,000
Net cash provided by (used in) operating activities	19,415,000	84,858,000	24,801,000
Cash Flows from Investing Activities
Additions to furniture, fixtures and equipment	(3,580,000)	(6,240,000)	(2,137,000)
Proceeds from disposal of furniture, fixtures and equipment, net	15,000	0	0
Cash acquired in acquisition of Pure Rooms	129,000	0	0
Acquisition of J&S, net of cash acquired	(18,972,000)	0	0
Asset purchase deposit related to RED Hospitality and Leisure LLC	(750,000)	0	0
Investments in unconsolidated entities	0	0	(5,500,000)
Redemption of investment in unconsolidated entity	0	1,375,000	0
Net cash provided by (used in) investing activities	(23,158,000)	(4,865,000)	(7,637,000)
Cash Flows from Financing Activities
Payments on revolving credit facilities	(924,000)	0	0
Borrowings on revolving credit facilities	1,507,000	0	0
Proceeds from note payable	10,000,000	0	0
Payments on notes payable and capital leases	(305,000)	0	0
Payments of loan costs	(28,000)	0	0
Excess tax benefit (deficiency) on equity-based compensation	0	(284,000)	1,096,000
Purchases of common stock	(24,000)	(20,000)	(77,000)
Forfeitures of restricted shares	0	0	(10,000)
Employee advances	(433,000)	(41,000)	69,000
Redemption of units	0	(18,000)	0
Contributions from noncontrolling interest	983,000	2,373,000	4,780,000
Distributions to and redemptions by noncontrolling interests in consolidated entities	(55,310,000)	(44,116,000)	0
Net cash provided by (used in) financing activities	(44,534,000)	(42,106,000)	5,858,000
Effect of foreign exchange rate changes on cash and cash equivalents	(10,000)	0	0
Net change in cash, cash equivalents and restricted cash	(48,287,000)	37,887,000	23,022,000
Cash, cash equivalents and restricted cash at beginning of period	93,843,000	55,956,000	32,934,000
Cash, cash equivalents and restricted cash at end of period	45,556,000	93,843,000	55,956,000
Supplemental Cash Flow Information
Interest paid	53,000	134,000	42,000
Income taxes paid	4,948,000	2,333,000	5,966,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Contributions of securities from noncontrolling interests in consolidated entities	0	0	110,630,000
Distribution from deferred compensation plan	229,000	0	142,000
Capital expenditures accrued but not paid	1,397,000	620,000	192,000
Capital additions associated with common stock issuance	0	0	1,363,000
Accrued but unpaid redemption of AQUA U.S. Fund	0	2,311,000	0
Issuance of OpenKey warrant	28,000	0	0
J&S loan costs paid from revolving credit facility	231,000	0	0
Contingent consideration for J&S acquisition	1,196,000	0	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	84,091,000	50,272,000	29,597,000
Restricted cash at beginning of period	9,752,000	5,684,000	3,337,000
Cash, cash equivalents and restricted cash at beginning of period	93,843,000	55,956,000	32,934,000
Cash and cash equivalents at end of period	36,480,000	84,091,000	50,272,000
Restricted cash at end of period	9,076,000	9,752,000	5,684,000
Cash, cash equivalents and restricted cash	93,843,000	93,843,000	55,956,000
Pure Rooms [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions	425,000	0	0
Assumption of debt associated with acquisitions	475,000	0	0
J&S Acquisition [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Assumption of debt associated with acquisitions	978,000	0	0
Ashford Trust OP [Member]
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	(1,302,000)	(6,323,000)	(1,007,000)
Ashford Prime OP [Member]
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	2,079,000	4,000	(1,275,000)
Ashford Inc. [Member] | Pure Rooms [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions	$ 5,063,000	$ 0	$ 0